Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss (Parenthetical) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss
Foreign currency translation adjustments, tax	¥ 0	¥ 0